Financial Instruments	12 Months Ended
Apr. 30, 2019
Investments, All Other Investments [Abstract]
Financial Instruments

Note 10 - Financial instruments

Fair Values - The Company’s financial instruments consist of cash, accounts payable and accrued liabilities, share subscriptions, and shares to be issued. The fair values of these financial instruments approximate their carrying values due to the short-term maturity of these instruments.

Foreign Currency Risk - Foreign currency risk is the risk that changes in the rates of exchange on foreign currencies will impact the financial position or cash flows of the Company. The Company’s functional currency is the U.S. Dollar, thus the Company is exposed to foreign currency risks in relation to certain payables that are to be settled in Canadian funds. Management monitors its foreign currency exposure regularly to minimize the risk of an adverse impact on its cash flows.

Concentration of Credit Risk - Concentration of credit risk is the risk of loss in the event that certain counterparties are unable to fulfill its obligations to the Company. The Company limits its exposure to credit loss on its cash by placing its cash with high credit quality financial institutions and by conducting due diligence on its counterparties.

Liquidity Risk - Liquidity risk is the risk that the Company’s cash flows from operations will not be sufficient for the Company to continue operating and discharge is liabilities. The Company is exposed to liquidity risk as its continued operation is dependent upon its ability to obtain financing, either in the form of debt or equity, or achieving profitable operations in order to satisfy its liabilities as they come due.

Market Risk - Market risk is the risk that fluctuations in the market prices of hemp and CBD products will impact the Company’s future cash flows. The Company is exposed to market risk in the number of financing opportunities that will be available and through the evolving status of regulation for Hemp cultivation, processing, and products. Once operating the Company will be exposed to market risk for the cost of hemp biomass, and for the value of the Hemp-CBD products it plans to produce.